3. Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

During the year-ended December 31, 2015 we settled prior obligations due to a related party totaling $340,163 via the issuance of 7,500,000 shares of restricted and unregistered shares of common stock. The settled obligation also represents that balance outstanding as of December 31, 2014.

During the year-ended December 31, 2015 a total of four of our Officers agreed to waive all or portions of their base salaries or previously accrued bonuses earned during the year ended December 31, 2014 and through December 31, 2015 totaling $388,988. Since we consider our Officers related parties we have determined the bonus and salary forgiveness was in the nature of a capital contribution and no gain was recognized in the accompanying statements of operations.

We issued a Director 250,000 shares of restricted and unregistered shares of common stock for cash proceeds totaling $25,000 in January 2015.

As part of the Settlement Agreement we entered into on January 22, 2015 we cancelled restricted stock award grants to two of our former officers. Since we did not replace a cancelled award totaling 52,500,000 shares of restricted and unregistered shares of common stock, and effectively repurchased the award for no consideration as assumed by the application of accounting principles generally accepted in the United States, the unrecognized grant-date fair value of the award totaling $9,975,000 was recognized during the year-ended December 31, 2015. Additionally, we cancelled a restricted stock award granted to our current Chief Executive Officer totaling 67,500,000 shares and replaced the award with the grant of 125,000,000 shares of restricted and unregistered shares as part of a new employment agreement on January 29, 2015. The total compensation cost recognized during the year-ended December 31, 2015 associated with the cancellation and replacement of this restricted stock award was $47,500,000.

During the year-ended December 31, 2015 we issued 2,000,000 shares of unregistered and restricted common stock to an affiliate for consulting services valued at $680,000. A promissory note in the amount of $35,000 was issued to the same affiliate of the company, for cash proceeds of $35,000 in April 2015. As additional consideration on the promissory note, this same affiliate received 215,000 shares of unregistered and restricted common stock valued at $32,039. Upon renewal of this promissory note in May 2015 this affiliate received 100,000 shares of unregistered and restricted common stock valued at $17,260.

Employment Agreement Amendment

On May 15, 2015, we amended our Chairman and Chief Business Development Office, Mr. Myles Pressey III’s, employment agreement. Mr. Pressey III was originally going to be granted 25,000,000 shares of fully vested restricted and unregistered shares of common stock on January 29, 2016 whereas the amendment calls for Mr. Pressey III to receive up to 62,500,000 shares of restricted and unregistered common stock subject to the achievement of performance benchmarks set by the Board of Directors. The modification of Mr. Pressey III’s equity award resulted in the recognition of compensation totaling $10,262,819 during the nine months ended December 31, 2015.